Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2024	2025
Building improvement	$6,457	$6,582
Machinery and equipment	6,163	6,608
Land	3,437	3,521
Office equipment, furniture and fixtures	1,764	1,965
Automobiles	417	486
Total	18,238	19,162
Less: accumulated depreciation	(10,038)	(11,303)
Property, plant and equipment, net	$8,200	$7,859

Depreciation expense was $1,285, $1,092 and $1,418 for the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2024 and 2025, land use rights owned by Jiangxi Yibo, a subsidiary of the Company, for which the carrying value were $2,385 and $2,361, respectively, were pledged to secure short-term loans and bank acceptance notes payable from Bank of China Xinyu branch and Agricultural Bank of China Xinyu Branch.